Loan Receivables - Summary of Allowance for Doubtful Accounts Movement (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Receivables [Abstract]
Balance at beginning of year	¥ (28,195)	¥ (28,615)	¥ (23,169)
Additions	(470)		(5,446)
Reversals		420
Balance at end of year	¥ (28,665)	¥ (28,195)	¥ (28,615)